Finance income	12 Months Ended
Dec. 31, 2021
Finance income [Abstract]
Finance income
6.	Finance income

	2021	2020	2019
	£’000	£’000	£’000
Interest on cash and cash equivalents and other receivables	21	668	1,386
Gain on entering into sub-leases on leasehold properties	—	215	115
Interest on investment in sub-lease	26	38	9
Gain from change in fair value of derivative liability	—	1,287	—
	47	2,208	1,510

The derivative liability represents a foreign exchange call option over certain series B shares which was settled in full in March 2020, resulting in a gain of £1,287,000 based on the fair value as at derecognition, and a credit to equity of £3,840,000.